Acquisition	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisition

Note 3 – Acquisition

As indicated in Note 1 above, the Company acquired all of the common stock of the Group from Rennova on June 25, 2021 for a purchase price of $8,173,319 which was calculated by a third party Business Valuation Expert.

The following is an unaudited summary Statement of Operations as if the acquisition of the Group had taken place on July 1, 2020:

	Year Ended June 30, 2021	Three Months ended September 30, 2020
Net Revenues (including $271,524 and $84,576 from former Parent at June 30, 2021 and September 30, 2020, respectively)	$493,621	$174,941

Operating Expenses

Direct costs of revenues	7,166	390
General and Administrative expenses	1,343,436	300,675
Depreciation and amortization	195,055	48,400

Total Operating Expenses	1,545,657	349,465

Loss from Operations	$(1,052,036)	$(174,524)

Other (Expense)	(42,103)	—

Net Loss	$(1,094,139)	$(174,524)

Basic and Diluted (loss) per share	$(0.00)	$(0.00)
Basic and Diluted weighted average common shares outstanding	234,953,286	234,953,286

Note 3 – Acquisition

The Company acquired all of the common stock of the Group from Rennova on June 25, 2021 for a fair value purchase price of $8,173,319 which was calculated by a third party Business Valuation Expert.

Below is a summary of the assets acquired and liabilities assumed stated at fair market value on the date of acquisition:

June 25, 2021
Assets Acquired:
Cash	$46
Accounts Receivable	34,591
Prepaid Expenses and other current assets	858
Property and Equipment, net	711
Intellectual Property	2,365,000
Customer Relationships	66,000
Tradename	473,000
Goodwill	7,956,824

Total Assets Acquired	10,897,030

Liabilities Assumed

Accounts payable	766,343
Accrued Expenses	1,379,922
Notes Payable	298,419

Total Liabilities Assumed	2,444,684

Net Assets Acquired	$8,452,346

The following is an unaudited summary Statement of Operations as if the acquisition of the Group had taken place on July 1, 2020:

Year Ended June 30, 2021

Net Revenues (including $271,524 from former Parent)	$493,621

Operating Expenses

Direct costs of revenues	7,166
General and Administrative expenses	1,343,436
Depreciation and amortization	195,055

Total Operating Expenses	1,545,657

Loss from operations	$(1,052,036)

Other (Expense)	(42,103)

Net Loss	$(1,094,139)

Basic and Diluted (loss) per share	$(0.00)
Basic and Diluted weighted average common shares outstanding	234,953,286